Fair Value of Financial Instruments Not Accounted For at Fair Value (Tables)	12 Months Ended
Dec. 31, 2018
Investments, All Other Investments [Abstract]
Schedule of Estimated Fair Value and Carrying Value of Assets and Liabilities Measured at Fair Value on Recurring Basis, Non-recurring Basis

The following table includes the estimated fair value and carrying value of those assets and liabilities. The table excludes accounts receivable, accounts payable, accrued expenses and other liabilities because the fair value approximates carrying value.

	December 31, 2017			December 31, 2018
Fair Value Hierarchy Level	Fair Value Hierarchy Level	Carrying Amount Asset (Liability)	Fair Value Asset (Liability)	Carrying Amount Asset (Liability)	Fair Value Asset (Liability)
		(in thousands)
Cash and cash equivalents	Level 1	62,109	62,109	71,515	71,515
2018 Bonds (note 11)	Level 2	—	—	(69,337)	(66,004)
2017 Bonds (note 12)	Level 2	(100,000)	(96,775)	(100,000)	(96,481)
Secured term loan facilities and revolving credit facilities (note 10)	Level 3	(772,190)	(636,220)	(675,738)	(588,713)